SSS Agreements	12 Months Ended
Dec. 31, 2017
Sss Agreements [Abstract]
SSS Agreements

13. SSS Agreements

On November 23, 2015, the Company entered into a series of agreements for a strategic investment by SSS, a PRC company in the media and entertainment industry that is controlled by the Company’s Chairman, Bruno Zheng Wu. The strategic investment by SSS included a private placement of equity securities of the Company, a content licensing agreement, and the potential for Tianjin Enternet Network Technology Limited (“Tianjin Enternet”), an affiliate of SSS, to earn additional shares of the Company’s common stock contingent on the performance of SSF. SSF intends to provide a branded pay content service, consumer payments and behavior data analysis service, customer management and data-based service and mobile social TV-based customer management service.

On December 21, 2015, the Company entered into an Amended and Restated Securities Purchase Agreement (the “Amended SSS Purchase Agreement”) and a Revised Content License Agreement (the “Revised Content Agreement”) with SSS which amended certain terms of the original agreements dated November 23, 2015. In addition, the Company also entered into an Amended and Restated Share Purchase Agreement (the “Amended Tianjin Agreement”) with Tianjin Enternet.

On July 6, 2016, the Company entered into a Common Stock Purchase Agreement with Seven Stars Works Co., Ltd., a Korea company (“SSW”) and an affiliate of SSS for the purchase by SSW of 2,272,727 shares of the Company’s common stock, for $1.76 per share, or a total purchase price of $4.0 million.

On November 11, 2016, the Company entered into a Common Stock Purchase Agreement with Sun Seven Stars Hong Kong Cultural Development Limited, a Hong Kong company (“SSSHKCD”) and an affiliate of SSS. Pursuant to the terms of the SPA, the Company has agreed to sell and issue 1,136,365 shares of the Company’s common stock, for $1.76 per share, or a total purchase price of $2.0 million to SSSHKCD.

(a) Amended SSS Purchase Agreement

On March 28, 2016, pursuant to the Amended SSS Purchase Agreement, the Company sold, and SSS purchased, 4,545,455 shares of the Company’s common stock for a purchase price of $2.20 per share, or an aggregate of $10.0 million. In addition, SSS received a two-year warrant to acquire an additional 1,818,182 shares of the Company’s common stock at an exercise price of $2.75 per share (the “SSS Warrant”). Until receipt of necessary shareholder approvals, the SSS Warrant may not be exercised to the extent that such exercise would result in SSS and its affiliates beneficially owning more than 19.99% of the Company’s outstanding common stock. On June 27, 2016, shareholder approval was obtained.

Since the SSS Warrant does not embody any future obligation for the Company to repurchase its own shares, is indexed to the Company’s own stock, may only be settled by the physical delivery of shares, and no conditions exist in which net cash settlement could be forced upon the Company by SSS in any other circumstances, the SSS Warrant is considered an equity classified instrument. The proceeds of $10.0 million, net of issuance cost of approximately $411,000, was allocated to common stock and SSS Warrant based on their relative fair value as of March 28, 2016 of approximately $8,227,000 and $673,000, respectively. Accordingly, the Company recorded approximately $725,000 in additional paid-in capital for the SSS Warrant.

(b) Revised Content Agreement

On March 28, 2016, pursuant to the Amended and Restated SSS Purchase Agreement, SSS granted the Company non-exclusive royalty-free distribution rights for certain video content value in exchange for a convertible promissory note (the “SSS Note”). The SSS Note has a stated principal amount of approximately $17,718,000, was originally due to mature on May 21, 2016. On May 12, 2016, the Company and SSS entered into an amendment agreement to extend the maturity date of the SSS Note to July 31, 2016. The SSS Note beard an interest at the rate of 0.56% per annum. Immediately upon the receipt of the required shareholder approval to allow SSS to beneficially own more than 19.99% of the Company’s outstanding common stock, which was obtained on June 27, 2016, the SSS Note was converted into 9,208,860 shares of the Company’s common stock.

In connection with the issuance of the SSS Note, the Company recorded debt issuance costs of approximately $131,000 which was to be amortized over the period of the SSS Note’s maturity date, of which approximately $123,000 was recognized during the year ended December 31, 2016.

The Company measured the effective conversion price of the SSS Note using its carrying value on March 28, 2016 and compared it to the fair value of the Company’s common stock on that date. As the effective conversion price of the SSS Note of $1.91 exceeded the fair value of the Company’s common stock of $1.81, no beneficial conversion feature was recognized.

The carrying value of the SSS Note as of June 27, 2016, which included the unamortized issuance costs of $8,000 and, pursuant to the terms of SSS Note, accrued interest expense of $25,000 has been recorded into the common shares issued on June 27, 2016.

(c) Amended Tianjin Agreement

Pursuant to the Amended Tianjin Agreement dated December 21, 2015, Tianjin Enternet was to contribute 100% of the equity ownership of SSF, a newly-formed subsidiary of Tianjin Enternet to the Company. Contingent on the performance of SSF, Tianjin Enternet was to receive shares of the Company’s common stock over three years, with the exact number not exceeding 5.0 million per year, provided the earn-out provisions for each of the 2016, 2017 and 2018 annual periods (the “Earn-Out Share Award”) was achieved. The earn-out provision for 2016, 2017 and 2018 are either 50.0 million homes/users passed or $4.0 million net income, 100.0 million homes/users passed or $6.0 million net income and 150.0 million homes/users passed or $8.0 million net income, respectively. In the event that the Company has not obtained the required vote from shareholders to issue the earn-out shares to Tianjin Enternet, the Company was required to issue a promissory note with a principal amount equal to the quotient by multiplying 5.0 million by the applicable stock price defined in the agreement.

On April 5, 2016, in lieu of Tianjin Enternet contributing 100% of the equity ownership of SSF to the Company, YOD WFOE entered into VIE agreements with SSF and its legal shareholders in order to comply with PRC regulatory requirements on certain industries. SSF is 99% owned by Lan Yang, the spouse of Bruno Zheng Wu, the Company’s Chairman, and 1% owned by Yun Zhu, a Vice President of Wecast Network. By virtue of these VIE agreements; YOD WFOE obtained financial controlling interest in SSF, including the power to direct the activities of SSF, and therefore is the primary beneficiary of SSF. As the control of SSF was transferred to YOD WFOE through both the VIE agreements and physical handover of company documents on April 5, 2016, the transaction was determined to be completed on that date.

At the time YOD WFOE obtained control over SSF, SSF had no assets, liabilities, employees or operating activities, nor did it hold any licenses, trade names or other intellectual properties. The Company also did not receive any assets, employees, contracts, sales or distribution systems or intellectual property from Tianjin Enternet in connection with the transaction. Since the acquisition of SSF did not include any input or processes, as defined under ASC 805-10-20, the transaction was not considered a business combination under ASC 805.

The earn-out provision was originally based on either the number of home/user pass or the net income of SSF. While the net income was to be measured based on the operations of SSF, the number of home/user pass is measured based on number of home/user pass of SSF’s distributors. Such earn-out provision is based on an index that is not calculated solely by reference to the operations of SSF, which is not considered indexed to the Company’s own shares. Also the earn-out provisions permit cash settlement if the Company cannot issue the earn-out shares. Therefore, the earn-out provision is classified as a liability and measured initially and subsequently at fair value with changes in fair value recognized in earnings at each reporting periods.

On June 27, 2016, the Company held its 2016 annual meeting of stockholders and received approval from its stockholders to allow SSS to beneficially own more than 19.99% of the Company’s outstanding common stock. Accordingly, the Earn-Out Share Award became issuable at the time when the earn-out provisions are considered to have been met pursuant to the Amended Tianjin Agreement.

On November 10, 2016, the Board of Directors (the “Board”) of SSC held a special meeting. At the recommendation of the Company’s audit committee, the Board determined that it is in the best interests of the Company and the Company’s shareholders to amend the terms of the Earn-Out Share Award to (1) reduce the total Earn-Out Share Award from 15,000,000 shares of Common Stock to 10,000,000 shares of Common Stock and (2) measure the achievement of the earn-out provisions based on the Companywide achievement of homes passed in lieu of the measurement being measured by SFF’s stand-alone achievement of homes passed. Based on evidence provided to the Board, the requisite thresholds necessary to trigger issuance of all shares of Common Stock subject to the Earn-Out Share Award have been achieved. Accordingly, on November 10, 2016, the Board approved the issuance of 10,000,000 shares of its common stock, par value $0.001 per share (“Common Stock to SSS”) and the shares were issued on November 11, 2016.

The Company recognized the fair value of the Common Stock to SSS of approximately $13,700,000, based on the market price of the Company’s Common Stock, as Earn-out share award expense in the accompanying consolidated statement of operations for the year ended 31 December, 2016. No such share award expense was recorded for the year ended December 31, 2017.